Note 28 - Segmented Information - Revenues and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 4,335,141	$ 4,459,487
Total long-lived assets	390,565	341,623
Total long-lived assets	3,712,113	3,654,565
UNITED STATES
Revenues	2,362,420	2,542,270
Total long-lived assets	2,293,362	2,270,468
CANADA
Revenues	432,176	467,975
Total long-lived assets	110,195	76,071
Euro Currency Countries [Member]
Revenues	404,158	411,834
Total long-lived assets	368,198	367,749
AUSTRALIA
Revenues	284,471	277,488
Total long-lived assets	114,754	111,013
UNITED KINGDOM
Revenues	266,487	218,304
Total long-lived assets	526,669	527,157
CHINA
Revenues	87,509	96,222
Total long-lived assets	8,073	7,410
Other Geographic Locations [Member]
Revenues	497,920	445,394
Total long-lived assets	$ 290,862	$ 294,697